Reverse Recapitalization (Details)				3 Months Ended	6 Months Ended	12 Months Ended
		Dec. 29, 2023 shares	Dec. 19, 2023 USD ($) $ / shares shares	Jun. 30, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 28, 2023 $ / shares	Aug. 31, 2022 $ / shares
Reverse Recapitalization [Line Items]
Net proceeds of common stock | $					$ 5,770,630	$ 5,770,630
Gross proceeds | $			$ 5,000,000		17,100,000	17,100,000
Unsecured promissory notes | $						3,259,208
Transaction costs | $						10,947,805
Reverse recapitalization | $					$ 17,100,000	$ 17,100,000
Par value per share | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Earnout escrow account					200,000	200,000
Reverse stock split shares		199,994			19,695,305	10	19,695,305
Reverse stock split exchange ratio					0.0284
Warrant outstanding						11,500,000
Exercise price | $ / shares						$ 5.71
Reverse stock split price per share | $ / shares					$ 3				$ 3
Share issued price per shares | $ / shares			$ 16,667
Shares issued						20,000,000
Reverse recapitalization exchange ratio						0.0284
Each warrant						100
Share issue						2,866,666
Exercise price | $						$ 571
Share price | $ / shares					$ 0.25
Warrant [Member]
Reverse Recapitalization [Line Items]
Shares issued						1
Each warrant						1,102
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Reverse stock split shares					1
Warrant outstanding					11,500,000	11,500,000
Exercise price | $ / shares					$ 571
Reverse stock split price per share | $ / shares					$ 5.71
Common Stock [Member]
Reverse Recapitalization [Line Items]
Par value per share | $ / shares						$ 0.0001		$ 0.0001
Reverse stock split shares						36,173
Ordinary shares issued	[1]			125,121
Zoomcar Inc [Member]
Reverse Recapitalization [Line Items]
Reverse recapitalization | $						$ 392,725
Ananda Trust Closing Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Gross proceeds | $			$ 5,000,000
Reverse stock split price per share | $ / shares			$ 3
Ordinary shares issued			16,667
Zoomcar Inc [Member]
Reverse Recapitalization [Line Items]
Assumed liabilities | $					$ 21,499,578
Gross proceeds | $					4,804,482	$ 4,804,482
Unsecured promissory notes | $					3,259,208
Reverse recapitalization | $					$ 392,725
Reverse stock split shares						91,924
Reverse stock split exchange ratio					0.0284
Warrant outstanding					100
Assumed liabilities | $						$ 21,499,578
Zoomcar Inc [Member] | Public Warrants [Member]
Reverse Recapitalization [Line Items]
Reverse stock split shares					1
Warrant outstanding					1
Zoomcar Inc [Member] | Common Stock [Member]
Reverse Recapitalization [Line Items]
Reverse stock split shares						273,791
Share issue						27,327,481
Common Stock [Member]
Reverse Recapitalization [Line Items]
Convertible share					1	1
Par value per share | $ / shares					$ 0.0001			$ 0.0001
Reverse stock split shares					20,000,000	20,425	14,645
Reverse stock split exchange ratio					0.0284
Share issue						1
Common Stock [Member] | Warrant [Member]
Reverse Recapitalization [Line Items]
Par value per share | $ / shares					$ 0.0001
Common Stock [Member] | Zoomcar Inc [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued					273,791
Class A ordinary shares [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued			1,666,666
Share price | $ / shares			$ 300
Stock split | $			$ 3
Class A ordinary shares [Member] | Ananda Trust Closing Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Reverse stock split shares			1,666,666
Share issued price per shares | $ / shares			$ 300

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.